Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance Table

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Other NEOS ($)(3)	Average Compensation Actually Paid to Other NEOS ($)(2)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income (in millions) ($)	Adjusted EBITDA ($)(6)
2023	5,287,550	9,044,768	1,654,654	2,756,451	85	156	68.0	291.2
2022	4,388,758	533,511	1,447,418	229,717	48	112	75.2	301.0
2021	5,473,246	9,138,365	3,822,005	2,421,126	105	140	93.2	274.2

(1)
Represents total compensation reported for our CEO, Mr. Singh, as set forth in the Total column of the Summary Compensation Table for the applicable year.
(2)
The following table shows the adjustments made to CEO and average Other NEO total compensation in arriving at "Compensation Actually Paid" for the applicable year. For all periods presented, the amounts deducted from the Summary Compensation Table consisted of the grant-date fair value of equity awards granted in the respective year. The amounts added to the Summary Compensation Table totals consisted of the fair value as of the end of the year of equity grants made in that year, the change in fair value of unvested equity awards granted in prior years and the change in fair value of equity awards vested in the year presented. There were no awards that were granted and vested in the same year, awards that failed to meet the applicable vesting period, or dividends or earnings not otherwise included in total compensation.

CEO Summary Compensation Table to "Compensation Actually Paid" Reconciliation:

	Deductions ($)(i)		Additions ($)(ii)
	Stock Awards ($)	Option Awards ($)	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Year-End Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid ($)
2023	2,520,018	840,006	5,320,594	1,519,427	277,221	9,044,768
2022	2,100,061	700,002	1,072,945	(1,708,083)	(420,046)	533,511
2021	1,950,066	650,010	2,792,426	120,588	3,352,181	9,138,365

Other NEO Summary Compensation Table to "Compensation Actually Paid" Reconciliation:

	Deductions ($)(i)		Additions ($)(ii)
	Stock Awards ($)	Option Awards ($)	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Year-End Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid ($)
2023	626,266	208,755	1,322,254	435,825	178,739	2,756,451
2022	551,623	135,951	316,522	(748,141)	(98,508)	229,717
2021	1,638,905	930,360	804,417	178,283	185,686	2,421,126

(i)
Represents the dollar amounts of the Stock Awards and Option Awards from the Summary Compensation Table for fiscal years 2023, 2022 and 2021.

(ii)
This column represents the fair value of RSUs, PSUs and stock options at the relevant measurement dates. The fair value of each RSU was calculated by multiplying the applicable number of RSUs by the closing per share price of our Class A common stock on the measurement date. The fair value of each PSU was estimated at each measurement date using: (i) the closing per share price of our Class A common stock on the measurement date, and (ii) an assumption regarding attainment of the performance goals for the performance period, except for PSUs that vested in December 2023, for which actual attainment was used. The fair value of each stock option was calculated in accordance with FASB ASC 718 using the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 13 to our Consolidated Financial Statements included in our 2023 Annual Report. The valuation assumptions used to calculate fair values were determined in a consistent manner and did not materially differ from those disclosed at the time of grant.
(3)
Represents the average total compensation reported for our Other NEOs for the covered years, as presented in this proxy statement and prior years’ proxy statements. Our Other NEOs were: Messrs. Clifford and Skelly and Mses. Toole and Walbridge for fiscal years 2023 and 2022 and Messrs. Clifford, Kardish, Ochoa, Skelly and Nicoletti for fiscal year 2021. Average total compensation and average "Compensation Actually Paid" for our Other NEOs for fiscal year 2021 was significantly elevated as a result of accounting modifications made in connection with our former Chief Financial Officer, Mr. Ralph Nicoletti's, retirement and an initial long-term incentive award granted to Mr. Clifford in connection with his commencement of employment with us in the same year. For additional information, see Note 13 to our Consolidated Financial Statements included in the 2023 Annual Report.
(4)
Represents our cumulative total shareholder return, or TSR, for the applicable year, assuming a fixed investment of $100 in our Class A common stock at market close on September 30, 2020.
(5)
Represents cumulative TSR of the S&P Composite 1500 Building Products Index for the applicable year.
(6)
We have identified Adjusted EBITDA as our Company-Selected Measure as the Compensation Committee believes that Adjusted EBITDA performance reflects underlying trends in our business that could otherwise be masked by certain expenses that can vary significantly from period to period and reflects our core operating results and the effectiveness of our business strategy. As such, for the years covered above, Adjusted EBITDA accounted for 50% of each of the NEOs annual incentive award opportunity and 45% of the attainment value for PSUs. Notwithstanding the foregoing, Adjusted EBITDA is one of many important financial performance measures that the Compensation Committee considers when making executive compensation decisions. For more information on Adjusted EBITDA, including reconciliation to its closest comparable GAAP measure, see pages 45–49 of our 2023 Annual Report as filed with the SEC on November 29, 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Represents total compensation reported for our CEO, Mr. Singh, as set forth in the Total column of the Summary Compensation Table for the applicable year.
	Represents the average total compensation reported for our Other NEOs for the covered years, as presented in this proxy statement and prior years’ proxy statements. Our Other NEOs were: Messrs. Clifford and Skelly and Mses. Toole and Walbridge for fiscal years 2023 and 2022 and Messrs. Clifford, Kardish, Ochoa, Skelly and Nicoletti for fiscal year 2021. Average total compensation and average "Compensation Actually Paid" for our Other NEOs for fiscal year 2021 was significantly elevated as a result of accounting modifications made in connection with our former Chief Financial Officer, Mr. Ralph Nicoletti's, retirement and an initial long-term incentive award granted to Mr. Clifford in connection with his commencement of employment with us in the same year. For additional information, see Note 13 to our Consolidated Financial Statements included in the 2023 Annual Report.
Peer Group Issuers, Footnote	(5) Represents cumulative TSR of the S&P Composite 1500 Building Products Index for the applicable year.
PEO Total Compensation Amount	$ 5,287,550	$ 4,388,758	$ 5,473,246
PEO Actually Paid Compensation Amount	$ 9,044,768	533,511	9,138,365
Adjustment To PEO Compensation, Footnote
(2)
The following table shows the adjustments made to CEO and average Other NEO total compensation in arriving at "Compensation Actually Paid" for the applicable year. For all periods presented, the amounts deducted from the Summary Compensation Table consisted of the grant-date fair value of equity awards granted in the respective year. The amounts added to the Summary Compensation Table totals consisted of the fair value as of the end of the year of equity grants made in that year, the change in fair value of unvested equity awards granted in prior years and the change in fair value of equity awards vested in the year presented. There were no awards that were granted and vested in the same year, awards that failed to meet the applicable vesting period, or dividends or earnings not otherwise included in total compensation.

CEO Summary Compensation Table to "Compensation Actually Paid" Reconciliation:

	Deductions ($)(i)		Additions ($)(ii)
	Stock Awards ($)	Option Awards ($)	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Year-End Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid ($)
2023	2,520,018	840,006	5,320,594	1,519,427	277,221	9,044,768
2022	2,100,061	700,002	1,072,945	(1,708,083)	(420,046)	533,511
2021	1,950,066	650,010	2,792,426	120,588	3,352,181	9,138,365
(i)
Represents the dollar amounts of the Stock Awards and Option Awards from the Summary Compensation Table for fiscal years 2023, 2022 and 2021.

(ii)
This column represents the fair value of RSUs, PSUs and stock options at the relevant measurement dates. The fair value of each RSU was calculated by multiplying the applicable number of RSUs by the closing per share price of our Class A common stock on the measurement date. The fair value of each PSU was estimated at each measurement date using: (i) the closing per share price of our Class A common stock on the measurement date, and (ii) an assumption regarding attainment of the performance goals for the performance period, except for PSUs that vested in December 2023, for which actual attainment was used. The fair value of each stock option was calculated in accordance with FASB ASC 718 using the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 13 to our Consolidated Financial Statements included in our 2023 Annual Report. The valuation assumptions used to calculate fair values were determined in a consistent manner and did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,654,654	1,447,418	3,822,005
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,756,451	229,717	2,421,126
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table shows the adjustments made to CEO and average Other NEO total compensation in arriving at "Compensation Actually Paid" for the applicable year. For all periods presented, the amounts deducted from the Summary Compensation Table consisted of the grant-date fair value of equity awards granted in the respective year. The amounts added to the Summary Compensation Table totals consisted of the fair value as of the end of the year of equity grants made in that year, the change in fair value of unvested equity awards granted in prior years and the change in fair value of equity awards vested in the year presented. There were no awards that were granted and vested in the same year, awards that failed to meet the applicable vesting period, or dividends or earnings not otherwise included in total compensation.

Other NEO Summary Compensation Table to "Compensation Actually Paid" Reconciliation:

	Deductions ($)(i)		Additions ($)(ii)
	Stock Awards ($)	Option Awards ($)	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Year-End Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid ($)
2023	626,266	208,755	1,322,254	435,825	178,739	2,756,451
2022	551,623	135,951	316,522	(748,141)	(98,508)	229,717
2021	1,638,905	930,360	804,417	178,283	185,686	2,421,126

(i)
Represents the dollar amounts of the Stock Awards and Option Awards from the Summary Compensation Table for fiscal years 2023, 2022 and 2021.

(ii)
This column represents the fair value of RSUs, PSUs and stock options at the relevant measurement dates. The fair value of each RSU was calculated by multiplying the applicable number of RSUs by the closing per share price of our Class A common stock on the measurement date. The fair value of each PSU was estimated at each measurement date using: (i) the closing per share price of our Class A common stock on the measurement date, and (ii) an assumption regarding attainment of the performance goals for the performance period, except for PSUs that vested in December 2023, for which actual attainment was used. The fair value of each stock option was calculated in accordance with FASB ASC 718 using the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 13 to our Consolidated Financial Statements included in our 2023 Annual Report. The valuation assumptions used to calculate fair values were determined in a consistent manner and did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures
Net Sales
Adjusted EBITDA
Return on Net Tangible Assets

Total Shareholder Return Amount	$ 85	48	105
Peer Group Total Shareholder Return Amount	156	112	140
Net Income (Loss)	$ 68,000,000	$ 75,200,000	$ 93,200,000
Company Selected Measure Amount	291.2	301	274.2
PEO Name	Mr. Singh
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Net Tangible Assets
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,520,018	$ 2,100,061	$ 1,950,066
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	840,006	700,002	650,010
PEO | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,320,594	1,072,945	2,792,426
PEO | Change in Year End Fair Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,519,427	(1,708,083)	120,588
PEO | Change in Year End Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,221	(420,046)	3,352,181
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	626,266	551,623	1,638,905
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,755	135,951	930,360
Non-PEO NEO | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,322,254	316,522	804,417
Non-PEO NEO | Change in Year End Fair Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,825	(748,141)	178,283
Non-PEO NEO | Change in Year End Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 178,739	$ (98,508)	$ 185,686